DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Suppliers	$ 54,095,738	$ 75,957,192
UT Suppliers	1,076,774	887,330
Customers (credit balances)	59,281	53,722
Related companies (Note 21)	21,490,731	13,959,705
Total	$ 76,722,524	$ 90,857,949